Personnel Salaries and Expenses (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Personnel Salaries and Expenses

Personnel salaries expenses for the years ended December 31, 2018, 2017 and 2016 are as follows:

	For the years ended December 31,
	2018	2017	2016
	MCh$	MCh$	MCh$
Personnel compensation	(176,083)	(174,029)	(148,073)
Bonuses or gratifications	(84,754)	(68,946)	(53,669)
Compensation for years of service	(12,477)	(18,803)	(32,704)
Health and life insurance	(804)	(734)	(1,050)
Training expenses	(2,590)	(3,487)	(1,576)
Other personnel expenses	(18,039)	(15,324)	(8,593)

Totals	(294,747)	(281,323)	(245,665)